Financial assets and financial liabilities (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial assets and financial liabilities
Transfer from Level 1 to Level 2, Assets	€ 0	€ 0
Transfers into Level 3, Assets	€ 0	€ 0